UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.      Name and address of issuer:

        American AAdvantage Mileage Funds
        4333 Amon Carter Boulevard, MD 5645
        Fort Worth, TX  76155

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2.      The name of each  series or class of  securities  for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

        / /

        All classes of shares of the American AAdvantage Balanced Mileage Fund, American AAdvantage Large Cap Value Mileage Fund, American AAdvantage Small Cap Value Mileage Fund, American AAdvantage International Equity Mileage Fund, American AAdvantage Intermediate Bond Mileage Fund and American AAdvantage Short-Term Bond Mileage Fund.

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3.      Investment Company Act File Number:   811-9018

        Securities Act File Number:   33-91058

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4(a).   Last day of fiscal year for which this Form is filed:

             October 31, 2001

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4(b).   / / Check  box if this  Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A.2).

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).   / / Check box if this is the last time the  issuer  will be filing  this
            Form.

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

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5.      Calculation of registration fee:


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        (i)   Aggregate  sale price of  securities
              sold during the fiscal year pursuant
              to  section   24(f):                                  $ 14,733,889
                                                                      ----------

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        (ii)  Aggregate    price   of   securities
              redeemed or  repurchased  during the
              fiscal year:                           $ 14,683,312
                                                       ----------

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        (iii) Aggregate    price   of   securities
              redeemed or  repurchased  during any
              prior  fiscal year ending no earlier
              than  October 11, 1995 that were not
              previously     used    to     reduce
              registration  fees  payable  to  the
              Commission:                            $          0
                                                       ----------

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        (iv)  Total available  redemption  credits
              [add  Items  5(ii)  and  5(iii):                      $ 14,683,312
                                                                      ----------

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        (v)   Net sales - if Item 5(i) is  greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                      $     50,577
                                                                      ----------

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        (vi)  Redemption credits available for use
              in  future  years - if Item  5(i) is
              less than Item 5(iv)  [subtract Item
              5(iv) from Item 5(i)]:                 $          0
                                                       ----------

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        (vii) Multiplier      for      determining
              registration  fee  (See  Instruction
              C.9):                                                    x .000092
                                                                         -------

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        (viii)Registration  fee due [multiply Item
              5(v) by Item  5(vii)]  (enter "0" if
              no fee is due):                                         = $   4.65
                                                                          ------

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6.      Prepaid Shares If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .
                                                                          ----
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

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7.      Interest due - if this Form is being filed more than 90 days after the
        end of the issuer's fiscal year (see Instruction D):        + $ 0
                                                                    ------------

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8.      Total of the amount of the registration fee due plus any interest due
        plus any interest due [line 5(viii) plus line 7]:             $ 0
                                                                    ------------

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9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:



        Method of Delivery:

          /X/  Wire Transfer

          / /  Mail or other means
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


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ William F. Quinn
                              ----------------------------------
                              William F. Quinn
                              President



Date:  January 29, 2002

   *Please print the name and title of the signing officer below the signature.